Confirming Payables	12 Months Ended
Dec. 31, 2025
Confirming Payables
Confirming Payables

26	Confirming Payables

Accounting policy

The Company has contracts with some suppliers whose commercial payment varies between 60 and 180 days, which can be negotiated individually with the supplier and reach 210 days, without any additional guarantees in these contracts, the supplier has the option to request a bank to advance the payment of their commercial invoice within 180 days, before the invoice matures. As a result of those contracts between the suppliers and the bank, the commercial terms agreed with the Company do not change. In accordance with the commercial agreement, the supplier communicates to the Company its interest in selling the invoice to the bank, and it is only the supplier who can decide to sell its invoice at any time during the commercial period. With this option, suppliers can improve their working capital position with advance receipt. The bank pays the supplier with an interest discount rate and the Company assumes part of the interest payment to the supplier. In certain cases, the supplier assumes the integral payment of interest. While the nature of the trade payable does not change, the Company believes that the separate presentation of these accounts within “Confirming payables” is relevant to the understanding of the Company's financial position.

Based on concepts of IFRS 9, the Company assesses whether the payment term extension arrangement substantially modifies the original liability based on qualitative and quantitative assessments. If the original liability has not been substantially modified, the original liability remains and is disclosed as “Confirming Payable”. If the original liability has been substantially modified, the Company derecognizes the original liability (confirming payables) and recognizes a new financial liability as “Other financial liabilities”. Any gain/loss is recognized in the “Income Statement”.

The Company concluded that for December 31, 2025, the transactions maintain their essence as “confirming payables” taking into consideration Nexa’s assessment policy.

Payments of the principal amounts and interest reimbursements are presented within the “operating activities group” in the Company's cash flow statement, in accordance with IAS 7, as the Company classifies the actual transactions as confirming payable.

(a)	Carrying amount of financial liabilities

	2025	2024
Confirming payables	415,388	268,175

As of December 31, 2025, financial institutions have paid the total amount of confirming payables to the suppliers.

(b)	Range of payments due dates

	2025 Days after invoice	2024 Days after invoice
Liabilities that are part of confirming payables	60 - 210	60 - 210
Comparable trade payables that are not part of a confirming payable	30 - 120	30 - 120

(c)	Non-cash changes

There were no business combinations or material foreign exchange differences in either period.